Borrowings	12 Months Ended
Jun. 30, 2024
Borrowings [abstract]
Borrowings
Note 17. Borrowings
Current liabilities

	2024	2023
	A$’000	A$’000

Insurance premium funding	634	1,796

Borrowings related to the annual insurance renewal program. An offsetting prepayment of insurance invoices is included in Prepayments - See Note 14 Other Assets.
On 23 October 2023, the Company entered into a securities purchase agreement with an accredited investor, pursuant to which the Company issued a six month unsecured convertible promissory note (the “Note”) in the principal amount of A$
776,670
(US$
500,000
). The Note bears interest at a rate of
10
% per annum. The investor called upon
50
% of the Note and cash of US$253,014 was paid, which represented US$
250,000
 of principal and US$3,014 of interest (total payment of A$
371,802
). The investor exercised their option to receive the remaining 50% in ADSs on 20 December 2023, which resulted in 591,697 ADS to be issued. On 19 June 2024,
591,697
ADSs representing
5,916,970
ordinary shares were issued at a price of A$
0.0643
per ordinary share, which resulted in recognizing gain of A$25,174 through the fair value movement in liability between the exercise date and date the ADSs were issued.